Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Basis of measurement

a)Basis of measurement

The consolidated financial statements are prepared under the historical cost convention, except for the revaluation of certain financial assets and financial liabilities at fair value (including derivative instruments), as described in Note 3(e) below.

Business combinations

b)Business combinations

On the acquisition of a business, the acquisition method of accounting is used whereby the identifiable assets, liabilities and contingent liabilities (identifiable net assets) of the business are measured at fair value at the date of acquisition. Provisional fair values estimated at a reporting date are finalized as soon as the relevant information is available, which period shall not exceed twelve months from the acquisition date and are adjusted to reflect the transaction as of the acquisition date. Any excess of the consideration paid is treated as goodwill, and any bargain gain is immediately recognized in the statement of loss and comprehensive loss. If control is lost as a result of a transaction, the participation retained is recognized on the statement of financial position at fair value and the difference between the fair value recognized and the carrying value as at the date of the transaction is recognized in the statement of loss. Acquisition costs are expensed as incurred.

The Company recognizes any non-controlling interest in the acquiree on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest’s proportionate share of the recognized amounts of acquiree’s identifiable net assets.

The results of businesses acquired during the year are consolidated into the consolidated financial statements from the date on which control commences (generally at the closing date when the acquirer legally transfers the consideration).

Consolidation

c)Consolidation

The Company’s financial statements consolidate the accounts of Osisko Development and its subsidiaries. All intercompany transactions, balances and unrealized gains or losses from intercompany transactions are eliminated on consolidation. Subsidiaries are defined as all entities over which the Company has the ability to exercise control. The Company controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company and are de-consolidated from the date that control ceases. Accounting policies of subsidiaries are consistent with the policies adopted by the Company.

Foreign currency translation
(i)	Functional and presentation currency

Items included in the financial statements of each consolidated entity and associate of the Company are measured using the currency of the primary economic environment in which the entity operates (the “Functional Currency”). The consolidated financial statements are presented in Canadian dollars, which is the functional currency of the parent Company and some of its subsidiaries.

Assets and liabilities of the subsidiaries that have a Functional Currency other than the Canadian dollar are translated into Canadian dollars at the exchange rate in effect on the consolidated statement of financial position date and

3.	Significant Accounting Policies (continued)

revenues and expenses are translated at the average exchange rate over the reporting period. Gains and losses from these translations are recognized as currency translation adjustment in other comprehensive income or loss.

(ii)	Transactions and balances

Foreign currency transactions, including revenues and expenses, are translated into the Functional Currency at the rate of exchange prevailing on the date of each transaction or valuation when items are re-measured. Monetary assets and liabilities denominated in currencies other than the operation’s functional currencies are translated into the Functional Currency at exchange rates in effect at the statement of financial position date. Foreign exchange gains and losses resulting from the settlement of those transactions and from period-end translations are recognized in the consolidated statement of loss.

Non-monetary assets and liabilities are translated at historical rates, unless such assets and liabilities are carried at fair value, in which case, they are translated at the exchange rate in effect at the date of the fair value measurement. Changes in fair value attributable to currency fluctuations of non-monetary financial assets and liabilities such as equities held at fair value through profit or loss are recognized in the consolidated statement of loss as part of the fair value gain or loss. Such changes in fair value of non-monetary financial assets, such as equities classified at fair value through other comprehensive income, are included in other comprehensive income or loss.

Financial instruments

e)Financial instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. A financial liability is derecognized when it is extinguished, discharged, cancelled or expires.

Financial assets and liabilities are offset, and the net amount is reported in the statement of financial position when there is an unconditional and legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

All financial instruments are required to be measured at fair value on initial recognition. The fair value is based on quoted market prices unless the financial instruments are not traded in an active market. In this case, the fair value is determined by using valuation techniques like the Black-Scholes option pricing model or other valuation techniques.

Measurement after initial recognition depends on the classification of the financial instrument. The Company has classified its financial instruments in the following categories depending on the purpose for which the instruments were acquired and their characteristics.

3.	Significant Accounting Policies (continued)
(i)	Financial assets

Debt instruments

Investments in debt instruments are subsequently measured at amortized cost when the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows and when the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Investments in debt instruments are subsequently measured at fair value when they do not qualify for measurement at amortized cost. Financial instruments subsequently measured at fair value, including derivatives that are assets, are carried at fair value with changes in fair value recorded in net income or loss unless they are held within a business model whose objective is to hold assets in order to collect contractual cash flows or sell the assets and when the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, in which case unrealized gains and losses are initially recognized in other comprehensive income or loss for subsequent reclassification to net income or loss through amortization of premiums and discounts, impairment or de-recognition.

Equity instruments

Investments in equity instruments are subsequently measured at fair value with changes recorded in net income or loss. Equity instruments that are not held for trading can be irrevocably designated at fair value through other comprehensive income or loss on initial recognition without subsequent reclassification to net income or loss. Cumulative gains and losses are transferred from accumulated other comprehensive income (loss) to retained earnings (deficit) upon derecognition of the investment.

Dividend income on equity instruments measured at fair value through other comprehensive income or loss is recognized in the statement of loss on the ex-dividend date.

(ii)	Financial Liabilities

Financial liabilities are subsequently measured at amortized cost using the effective interest method, except for financial liabilities at fair value through profit or loss. Such liabilities, including derivatives that are liabilities, are subsequently measured at fair value.

3.	Significant Accounting Policies (continued)

The Company has classified its financial instruments as follows:

Category	Financial instrument

Financial assets at amortized cost	Bank balances
Short-term debt securities
Reclamation deposits
Trade receivables
Interest income receivable
Amounts receivable from associates and other receivables

Financial assets at fair value through profit or loss	Investments and warrants or other investments

Financial assets at fair value through other comprehensive income or loss	Investments in shares and equity instruments, other than in warrants

Financial liabilities at amortized cost	Accounts payable and accrued liabilities Borrowings under loan facilities

Financial liabilities at fair value through profit or loss	Warrants liability

Impairment of financial assets

f)Impairment of financial assets

At each reporting date, the Company assesses, on a forward-looking basis, the expected credit losses associated with its financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in the credit risk or if a simplified approach has been selected.

The Company has two principal types of financial assets subject to the expected credit loss model:

●	Trade receivables; and
●	Amounts receivable

The Company applies the simplified approach permitted by IFRS 9 for trade receivables (including amounts receivable from associates and other receivables), which requires lifetime expected credit losses to be recognized from initial recognition of the receivables.

Cash	g)Cash Cash includes demand deposits held with banks and cash.
Refundable tax credits for mining exploration expenses

h)Refundable tax credits for mining exploration expenses

The Company is entitled to refundable tax credits on qualified mining exploration and evaluation expenses incurred in the provinces of Québec and British-Columbia. The credits are accounted for against the exploration and evaluation expenses incurred.

Inventories

i)Inventories

Supplies inventory consists of mining supplies and consumables used in the operations and is valued at the lower of average cost and net realizable value. Provisions are recorded to reflect present intentions for the use of slow moving and obsolete parts and supplies inventory.

Inventories of stockpile, in-circuit and refined precious metals are measured and valued at the lower of average production cost and net realizable value. Net realizable value is the estimated selling price of the equivalent metals in the ordinary course of business based on the prevailing metal prices on the reporting date, less estimated costs to complete production and to bring the finished goods to sale. Production costs that are inventoried include the costs directly related to bringing the inventory to its current condition and location, such as materials, labour, other direct costs (including external services and depreciation, depletion and amortization) and production related overheads.

Investments in associates

j)Investments in associates

Associates are entities over which the Company has significant influence, but not control. The financial results of the Company’s investments in its associates are included in the Company’s results according to the equity method. Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the Company’s share of profits or losses of associates after the date of acquisition. The Company’s share of profits or losses is recognized in the consolidated statement of loss and its share of other comprehensive income or loss of associates is included in other comprehensive loss.

Unrealized gains on transactions between the Company and an associate are eliminated to the extent of the Company’s interest in the associate. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Dilution gains and losses arising from changes in interests in investments in associates are recognized in the consolidated statement of loss.

The Company assesses at each reporting date whether there is any objective evidence that its investments in associates are impaired. If impaired, the carrying value of the Company’s share of the underlying assets of associates is written down to its estimated recoverable amount (being the higher of fair value less costs of disposal and value-in-use) and charged to the consolidated statement of loss.

Property and equipment

k)Property and equipment

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of an asset. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefit associated with the item will flow to the Company and the cost can be measured reliably. The carrying amount of a replaced asset is derecognized when replaced.

Depreciation is calculated to amortize the cost of the property and equipment less their residual values over their estimated useful lives using the straight-line method over the following periods by major categories:

Leasehold improvements	Lease term
Furniture and office equipment	2‑7 years
Exploration equipment and facilities	2‑20 years
Mining plant and equipment (development)	3‑20 years
Right-of-use assets	Lesser of useful life and term lease

Residual values, method of depreciation and useful lives of the assets are reviewed annually and adjusted if appropriate.

3.	Significant Accounting Policies (continued)

Gains and losses on disposals of property and equipment are determined by comparing the proceeds with the carrying amount of the asset and are included as part of other gains or losses, net in the consolidated statement of loss.

Mining interests

l)Mining interests

Development assets are interests in projects that are under development, in permitting or feasibility stage and that in management’s view, can be reasonably expected to generate steady-state revenue for the Company in the near future. Subsequent to completion of a positive economic analysis on a mineral property, capitalized exploration and evaluation assets are transferred into mining interests, or as an item of property and equipment, based on the nature of the underlying asset.

Mining interests are stated at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of an asset, including the purchase price and all expenditures undertaken in the development, construction, installation and/or completion of mine production facilities. All expenditures related to the construction of mine declines and orebody access, including mine shafts and ventilation raises, are considered to be capital development and are capitalized. The development and commissioning phase ceases upon the commencement of commercial production.

Subsequent to the commencement of commercial production, further development expenditures incurred with respect to a mining interest are capitalized as part of the mining interest, when it is probable that additional future economic benefits associated with the expenditure will flow to the Company. Otherwise, such expenditures are classified as other operating costs. Mining interest assets are subject to periodic review for impairment when events or changes in circumstances indicate the project’s carrying value may not be recoverable.

Upon commencement of commercial production, mining interests are depleted over the life of the mine using the unit-of production method based on the economic life of the related deposit.

Determination of commencement of commercial production is a complex process and requires significant assumptions and estimates. The commencement of commercial production is defined as the date when the mine is capable of operating in the manner intended by management. The Company considers primarily the following factors, among others, when determining the commencement of commercial production:

●	All major capital expenditures to achieve a consistent level of production and desired capacity have been incurred;
●	A reasonable period of testing of the mine plant and equipment has been completed;
●	A predetermined percentage of design capacity of the mine and mill has been reached; and
●	Required production levels, grades and recoveries have been achieved.

Exploration and evaluation expenditures

m)Exploration and evaluation expenditures

Exploration and evaluation assets are comprised of exploration and evaluation expenditures and acquisition costs for exploration and evaluation assets. Expenditures incurred on activities that precede exploration and evaluation, being all expenditures incurred prior to securing the legal rights to explore an area, are expensed immediately. Exploration and evaluation assets include rights in mining properties, paid or acquired through a business combination or an acquisition of assets, and costs related to the initial search for mineral deposits with economic potential or to obtain more information about existing mineral deposits. Mining rights are recorded at acquisition cost less accumulated impairment losses. Mining rights and options to acquire undivided interests in mining rights are depreciated only as these properties are put into commercial production.

3.	Significant Accounting Policies (continued)

Exploration and evaluation expenditures for each separate area of interest are capitalized and include costs associated with prospecting, sampling, trenching, drilling and other work involved in searching for ore like topographical, geological, geochemical and geophysical studies. They also reflect costs related to establishing the technical and commercial viability of extracting a mineral resource identified through exploration and evaluation or acquired through a business combination or asset acquisition.

Exploration and evaluation expenditures include the cost of:

(i)	establishing the volume and grade of deposits through drilling of core samples, trenching and sampling activities;
(ii)	determining the optimal methods of extraction and metallurgical and treatment processes;
(iii)	studies related to surveying, transportation and infrastructure requirements;
(iv)	permitting activities; and
(v)	economic evaluations to determine whether development of the mineralized material is commercially justified, including scoping, prefeasibility and final feasibility studies.

Exploration and evaluation expenditures include overhead expenses directly attributable to the related activities. Exploration and evaluation assets are subject to periodic review for impairment when events or changes in circumstances indicate the project’s carrying value may not be recoverable.

Cash flows attributable to capitalized exploration and evaluation costs are classified as investing activities in the consolidated statement of cash flows under the heading exploration and evaluation.

Provision for environmental rehabilitation

n)Provision for environmental rehabilitation

Provision for environmental rehabilitation, restructuring costs and legal claims, where applicable, is recognized when:

(i)	The Company has a present legal or constructive obligation as a result of past events.
(ii)	It is probable that an outflow of resources will be required to settle the obligation.
(iii)	The amount can be reliably estimated.

The provision is measured at management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period and is discounted to present value where the effect is material. The increase in the provision due to passage of time is recognized as finance costs. Changes in assumptions or estimates are reflected in the period in which they occur. Provision for environmental rehabilitation represents the legal and constructive obligations associated with the eventual closure of the Company’s property, plant and equipment. These obligations consist of costs associated with reclamation and monitoring of activities and the removal of tangible assets. The discount rate used is based on a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation, excluding the risks for which future cash flow estimates have already been adjusted.

Reclamation deposits

Reclamation deposits are term deposits held on behalf of the government of the province of British Columbia as collateral for possible rehabilitation activities on the Company’s mineral properties in connection with permits required for exploration activities. It also includes the same nature deposit for Utah operations. Reclamation deposits are released once the property is restored to satisfactory condition, or as released under the surety bond agreement. As they are restricted from general use, they are included under other assets on the consolidated statements of financial position.

Current and deferred income tax

o)Current and deferred income tax

The tax expense for the period comprises current and deferred tax. Tax is recognized in the consolidated statements of loss, except to the extent that it relates to items recognized in other comprehensive income or loss or directly in equity. In this case, the tax is also recognized in other comprehensive income or loss or directly in equity, respectively.

Current income taxes

The current income tax charge is the expected tax payable on the taxable income for the year, using the tax laws enacted or substantively enacted at the statement of financial position date in the jurisdictions where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates (and laws) that apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are presented as non-current and are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Share capital

p)Share capital

Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from the proceeds in equity in the period where the transaction occurs.

Warrants

q)Warrants

When warrants are classified as equity, incremental costs directly attributable to the issuance of warrants are recognized as a deduction from the proceeds in equity in the period where the transaction occurs.

Leases

r)Leases

The Company is committed to long-term lease agreements, mainly for office space and mining equipment.

Leases are recognized as a right-of-use asset (presented under property, plant and equipment on the consolidated statement of financial position) and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. The lease payments are discounted utilizing the implicit interest rate of the specific lease. If that rate cannot be readily determined, the Company’s incremental borrowing rate is used, being the rate that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

Payments associated with short-term leases (12 months or less) and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss.

Share-based compensation

s)Share-based compensation

Share option plan

The Company offers a share option plan to its directors, officers, employees and consultants. Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. Fair value of each tranche is measured at the date of grant using the Black-Scholes option pricing model. Compensation expense is recognized over the tranche’s vesting period by increasing contributed surplus based on the number of awards expected to vest. The number of awards expected to vest is reviewed at least annually, with any impact being recognized immediately.

Any consideration paid on exercise of share options is credited to share capital. The contributed surplus resulting from share-based compensation is transferred to share capital when the options are exercised.

Deferred and restricted share units

The Company offers a deferred share units (“DSU”) plan to its directors and a restricted share units (“RSU”) plan to its officers and employees. DSU may be granted to directors and RSU may be granted to employees and officers as part of their respective long-term compensation package, entitling them to receive a payment in the form of common shares, cash (based on the Company’s share price at the relevant time) or a combination of common shares and cash, at the sole discretion of the Company. The fair value of the DSU and RSU granted to be settled in common shares is measured on the grant date and is recognized over the vesting period under contributed surplus with a corresponding charge to share-based compensation. A liability for the DSU and RSU to be settled in cash is measured at fair value on the grant date and is subsequently adjusted at each statement of financial position date for changes in fair value. The liability is recognized over the vesting period with a corresponding charge to share-based compensation.

Revenue recognition

t)Revenue recognition

Revenues generated from sale of metals is recognized when the Company satisfies the performance obligations associated with the sale. Typically, this is accomplished when control over the metals are passed from the Company to the buyer. Primary factors that indicate the point in time when control has passed to the buyer includes but is not limited to (a) the Company has transferred physical possession and legal title of the asset to the purchaser and (b) the Company has present right to payment.

Contract Liability

u)Contract Liability

Deferred revenue arises on upfront payments received by the Company in consideration for future commitments as specified in its streaming agreements (the “Contract Liability”).

The accounting for a streaming arrangement is dependent on the facts and terms of each agreement. The Company identified significant financing components related to its streaming agreements resulting from the difference in the timing of the upfront consideration received and the promised goods delivered. Interest expense on the Contract Liability (Note 18) is recognized in Mining interests and plant and equipment. The interest rate is determined based on the implicit rate in the streaming agreement at the date of inception. The initial consideration received from the streaming arrangements is considered variable, subject to changes in the total gold and silver ounces to be delivered in the future. Changes to variable consideration will be reflected in the consolidated statement of loss.

At each financial reporting date, the Company accrues interest on the financing component of the Contract Liability. The interest accrued increases the balance of the Contract Liability with an offset charged to borrowing costs as part of Mining interests and plant and equipment. This interest accrual is not a contractual obligation but is intended to allocate the cost of the streaming agreements over the period it is outstanding. This accrual is a non-cash item and as such is not reported on the consolidated statement of cash flows. Upon commencement of production, the Contract Liability will be brought into revenue over the life of mine. Incremental costs directly attributable to obtaining a contract with a customer are capitalized as other non-current assets. Upon commencement of production, the other non-current assets will be expensed over the life of mine. Such costs are subject to impairment when the remaining amount of consideration to be received exceeds the costs that relate directly to providing the goods that have not been recognized as expenses.

Earnings per share

v)Earnings per share

The calculation of earnings per share (“EPS”) is based on the weighted average number of shares outstanding for each period. The basic EPS is calculated by dividing the profit or loss attributable to the equity owners of the Company by the weighted average number of common shares outstanding during the period.

The computation of diluted EPS assumes the conversion, exercise or contingent issuance of securities only when such conversion, exercise or issuance would have a dilutive effect on the income per share. The treasury stock method is used to determine the dilutive effect of the warrants, share options, DSU and RSU. When the Company reports a loss, the diluted net loss per common share is equal to the basic net loss per common share due to the anti-dilutive effect of the outstanding warrants, share options, DSU and RSU.

Segment reporting

w)Segment reporting

The operating segments are reported in a manner consistent with the internal reporting provided to the Chief Executive Officer (“CEO”) who fulfills the role of the chief decision-maker. The CEO is responsible for allocating resources and assessing performance of the Company’s operating segments. The Company manages its business by the exploration, evaluation and development activities of its projects.